Borrowings	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Borrowings

11	Borrowings

Non-current

	2024	2023	2022
	€	€	€
Borrowings held at amortised cost:
Advances from related parties	–	4,631,670	–

During the year, Jack Kaye, the Company’s Chief Executive Officer, has paid on behalf of the Company, costs totalling €1,130,950 (2023: €4,631,670) in order for the Company to meet its obligations.

On June 30, 2024, all amounts payable to Jack Kaye up to that date were converted to Ordinary Shares at a conversion ratio of 1 ordinary share for the equivalent of every $10 owed. There was no balance owed for advances from related parties as of December 31, 2024. Other creditors also converted amounts owed to them to equity on the same ratio, leaving a balance of €39,756 owed as of December 31, 2024.